Business Combinations - Additional Information (Detail) - USD ($)		4 Months Ended	12 Months Ended
	Aug. 17, 2015	Dec. 31, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Payments to acquire business, cash paid			$ 98,900,000
M/A-COM Automotive Solutions Business
Business Acquisition [Line Items]
Payments to acquire business, cash paid	$ 98,900,000
Additional cash payment to acquire business based on achievement of revenue based earn-out targets	30,000,000
Deferred purchase consideration	$ 14,600,000
Consultant service period	2 years
Business combination, net sales		$ 30,100,000
Business combination, operating income		700,000
Inventory fair value step-up adjustments		1,700,000
Business combination, acquired account receivables net	$ 11,500,000
Business combination, acquired account receivables gross	12,200,000
Business combination, acquired account receivables not expected to be collected	700,000
Earn-out	25,000,000
Estimated undiscounted outcomes minimum	18,000,000
Goodwill expected to be fully deductible for tax purposes	$ 84,500,000
M/A-COM Automotive Solutions Business | Customer Contract
Business Acquisition [Line Items]
Business combination, intangible assets		37,200,000	$ 37,200,000
Intangible assets remaining useful life			4 years
Intangible assets, amortization method			Accelerated method
M/A-COM Automotive Solutions Business | Technology And Intellectual Property
Business Acquisition [Line Items]
Business combination, intangible assets		$ 7,000,000	$ 7,000,000
Intangible assets, amortization method			Straight-line
Intangible assets useful life			7 years 6 months